Trade and other receivables	12 Months Ended
Jun. 30, 2019
Trade and other receivables [abstract]
Trade and other receivables

14.	Trade and other receivables

Group's trade and other receivables as of June 30, 2019 and 2018 were as follows:

	June 30, 2019	June 30, 2018
Sale, leases and services receivables	24,809	24,477
Less: Allowance for doubtful accounts	(1,856)	(1,253)
Total trade receivables	22,953	23,224
Prepaid expenses	5,585	5,797
Borrowings, deposits and other debit balances	2,882	3,558
Advances to suppliers	906	1,146
Tax receivables	446	552
Others	2,142	1,650
Total other receivables	11,961	12,703
Total trade and other receivables	34,914	35,927
Non-current	12,370	12,667
Current	22,544	23,260
Total	34,914	35,927

Book amounts of Group's trade and other receivables in foreign currencies are detailed in Note 30.

The fair value of current receivables approximates their respective carrying amounts because, due to their short-term nature, the effect of discounting is not considered significant. The present value of receivables related to installment sales of communication devices, made by Cellcom, was calculated using a discount rate of 3.3%. The book value of other non-current receivables is, or approximates, its fair value as of the balance sheet date. Fair values are based on discounted cash flows (Level 3). The amount of Cellcom non-current trade receivables is Ps. 6,768 as of June 30, 2019.

Trade accounts receivables are generally presented in the Statements of Financial Position net of allowances for doubtful accounts. Impairment policies and procedures by type of receivables are discussed in detail in Note 2. Movements on the Group's allowance for doubtful accounts were as follows:

	June 30, 2019	June 30, 2018
Beginning of the year	1,253	568
Adjustments of previous years (IFRS 9)	136	-
Additions (i)	546	538
Recoveries	(43)	(45)
Currency translation adjustment	444	893
Deconsolidation	-	(229)
Receivables written off during the year as uncollectable	(325)	(470)
Inflation adjustment	(155)	(2)
End of the year	1,856	1,253

(i)	The creation and release of the provision for impaired receivables have been included in "Selling expenses" in the Statements of Income (Note 23).

The Group's trade receivables comprise several classes. The maximum exposure to credit risk at the reporting date is the carrying amount of each class of receivables (see Note 5). The Group also has receivables from related parties neither of them is due nor impaired.

Due to the distinct characteristics of each type of receivables, an aging analysis of past due unimpaired and impaired receivables is shown by type and class, as of June 30, 2019 and 2018 (a column of non-past due receivables is also included so that the totals can be reconciled with the amounts appearing on the Statement of Financial Position):

	Past due							Additions / (reversals) for
	Up to 3 months	From 3 to 6 months	Over 6 months	Non-past due	Impaired	Total	% of representation	doubtful accounts
Leases and services	294	87	123	1,930	330	2,764	11.14%	(85)
Hotel services	-	-	-	103	-	103	0.42%	-
Consumer financing	-	-	-	-	16	16	0.06%	9
Sale of properties and developments	60	10	10	1,695	18	1,793	7.23%	-
Sale of communication equipment	-	-	-	9,959	143	10,102	40.72%	-
Telecommunication services	1,122	-	346	7,214	1,349	10,031	40.43%	(392)
Total as of June 30, 2019	1,476	97	479	20,901	1,856	24,809	100.00%	(468)

Leases and services	436	65	143	1,702	311	2,657	10.86%	(133)
Hotel services	1,217	-	369	106	781	2,473	10.10%	-
Consumer financing	-	-	-	-	25	25	0.10%	6
Sale of properties and developments	16	2	39	11	-	68	0.28%	-
Sale of communication equipment	-	-	-	8,065	-	8,065	32.95%	-
Telecommunication services	-	-	-	11,053	136	11,189	45.71%	(344)
Total as of June 30, 2018	1,669	67	551	20,937	1,253	24,477	100.00%	(471)